Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 748,000
Previously Paid Amount	0.00
Total Fee Amount	110.40
Total Offset Amount	0.00
Net Fee	110.40
Narrative - Max Aggregate Offering Price	$ 748,000
Final Prospectus	true